Stockholders' Equity - Summary of Warrant Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	65,685,269	14,049	78
Warrants issued (in shares)			14,256
Warrants exercised (in shares)	(7,898,853)	(4,574,529)	(246)
Exchanged (in shares)	(64,000)
Warrants expired (in shares)		(9)	(39)
Outstanding, end of period (in shares)	57,722,416	65,685,269	14,049	78
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 0.23	$ 0.22	$ 1,569	$ 910,000
Warrants, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	0.22	1,569	910,000
Warrants issued (in dollars per share)			2,299
Warrants exercised (in dollars per share)	0.01	1.79	4,221
Warrants expired (in dollars per share)		19,712,000	845,250
Outstanding, end of period (in dollars per share)	$ 0.23	$ 0.22	$ 1,569	$ 910,000
Weighted average remaining life	5 years 2 months 26 days	5 years 9 months	4 years 10 months 17 days	5 years 7 months 2 days
Minimum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 0.01	$ 0.01	$ 1,225	$ 281,750
Maximum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 10.00	$ 10.00	$ 19,712,000	$ 19,712,000
February 2018 Warrants [Member]
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	200,000
Warrants issued (in shares)		1,076,002
Outstanding, end of period (in shares)		200,000
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)		$ 10.00
Warrants, Weighted Average Exercise Price [Roll Forward]
Warrants issued (in dollars per share)		$ 9.33
Short Term Convertible Notes Payable [Member]
Warrants outstanding [Roll Forward]
Warrants issued (in shares)		69,169,756
Warrants, Weighted Average Exercise Price [Roll Forward]
Warrants issued (in dollars per share)		$ 0.18